Income Taxes (Details 3) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Tax credits and loss carryforwards		$ 1,723.5	$ 1,558.0
Minerals resource rent tax		0.0	993.2
Accrued postretirement benefit obligations		372.3	309.9
Asset retirement obligations		167.0	141.6
Employee benefits		70.7	88.5
Payable to voluntary employee beneficiary association for certain Patriot retirees	[1]	79.2	84.4
Hedge activities		44.2	0.0
Environmental contingencies		29.9	23.6
Deferred revenue		29.1	3.2
Financial guarantees		16.9	16.9
Workers' compensation obligations		6.2	10.4
Other		50.5	31.5
Total gross deferred tax assets		2,589.5	3,261.2
Deferred tax liabilities:
Property, plant, equipment and mine development, principally due to differences in depreciation, depletion and asset impairments		1,223.4	1,322.3
Unamortized discount on Convertible Junior Subordinated Debentures		131.0	131.8
Hedge activities		0.0	11.4
Investments and other assets		73.4	82.0
Other		1.1	46.3
Total gross deferred tax liabilities		1,428.9	1,593.8
Valuation allowance, income tax		(1,169.0)	(656.4)
Valuation allowance, mineral resource rent tax		0.0	(977.7)
Net deferred tax (liability) asset		(8.4)	33.3
Deferred taxes are classified as follows:
Current deferred income taxes		80.0	66.4
Noncurrent deferred income taxes		(88.4)	(33.1)
Net deferred tax (liability) asset		$ (8.4)	$ 33.3

[1]	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.